Net Loss Per Share (Details) (USD $)	8 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders from continuing operations		$ (9,491,138)	$ (49,343,907)	$ (52,858,278)
Net income attributable to Ku6 Media Co., Ltd. ordinary shareholders from discontinued operations	1,348,014	0	0	1,348,014
Net loss attributable to Ku6 Media Co., Ltd.		$ (9,491,138)	$ (49,343,907)	$ (51,510,264)
Ordinary Shares [Member]
Denominator:
Weighted-average shares outstanding for basic calculation		4,901,279,176	4,265,277,638	3,096,421,097
Dilutive effect of potential shares		0	0	0
Weighted-average shares outstanding for diluted calculation		4,901,279,176	4,265,277,638	3,096,421,097
Loss per share/ADS - basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ 0	$ (0.01)	$ (0.02)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ 0	$ 0	$ 0
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ 0	$ (0.01)	$ (0.02)
ADS [Member]
Denominator:
Weighted-average shares outstanding for basic calculation		49,012,792	42,652,776	30,964,211
Dilutive effect of potential shares		0	0	0
Weighted-average shares outstanding for diluted calculation		49,012,792	42,652,776	30,964,211
Loss per share/ADS - basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ (0.19)	$ (1.16)	$ (1.71)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ 0	$ 0	$ 0.04
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ (0.19)	$ (1.16)	$ (1.67)